Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 520,792,959.33
Previously Paid Amount	0.00
Total Fee Amount	71,921.51
Total Offset Amount	0.00
Net Fee	$ 71,921.51